ACQUISITIONS (Narrative) (Details) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2016	Jan. 04, 2016	Jan. 02, 2016	Dec. 04, 2015	Jun. 01, 2015	Apr. 14, 2015	Jan. 02, 2015	Feb. 17, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Cash payment for acquisition											$ 100,000
Aggregate purchase price											217,268
Non-cash amortization expense									$ 61,582	$ 45,801	124,425	$ 86,136	$ 181,905	$ 147,006
Non-cash impairment expense									0	$ 0	54,930	$ 37,350	70,531	24,716
Future monthly payments									150,000		150,000
Present value of future monthly payments									117,268		117,268
Net of discount											$ 32,732
Discount rate											12.00%
Amortization of discount, Net									$ 5,456		$ 5,456
Websites [Member]
Business Acquisition [Line Items]
Cash payment for acquisition	$ 15,000	$ 100,000											$ 164,550	$ 84,060
Aggregate purchase price	$ 15,000		$ 250,000
Balance payment of acquisition		$ 150,000
Monthly payment percenage of net revenues		30.00%
Websites [Member] | Unrelated Third Party Four [Member]
Business Acquisition [Line Items]
Cash payment for acquisition					$ 50,000
Aggregate purchase price					$ 50,000
Websites [Member] | Unrelated Third Party Three [Member]
Business Acquisition [Line Items]
Cash payment for acquisition						$ 50,000
Websites [Member] | Unrelated Third Party One [Member]
Business Acquisition [Line Items]
Cash payment for acquisition							$ 50,000
Number of shares issued for purchase consideration							250,000
Value of shares issued for purchase consideration							$ 187,500
Monthly consulting fee							$ 30,000
Websites [Member] | Unrelated Third Party Two [Member]
Business Acquisition [Line Items]
Cash payment for acquisition								$ 27,000
Number of shares issued for purchase consideration								100,000
Value of shares issued for purchase consideration								$ 75,000
Monthly consulting fee								1,500
Aggregate purchase price								$ 102,000
Websites [Member] | Unrelated Third Party Five [Member]
Business Acquisition [Line Items]
Cash payment for acquisition				$ 250,000